Schedule of Investments
September 30, 2021 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 68.40%

Apparel & Other Finished Prods of Fabrics & Similar Material - 4.06%
Under Armour, Inc. Class C (2)	38,439	673,451

Bottled & Canned Soft Drinks & Carbonated Waters - 7.21%
Coca-Cola FEMSA, S.A.B. de C.V. Series L ADR (2)	15,602	877,924
Zevia PBC-A (2)	27,562	317,239

		1,195,163

Cable & Other Pay Television Subscriptions - 1.98%
Liberty Latin America Ltd. Class C (2)	25,016	328,210

Cigarettes - 9.16%
Altria Group, Inc.	15,879	722,812
Philip Morris International, Inc.	8,397	795,951

		1,518,763

Gold and Silver Ores - 6.73%
Barrick Gold Corp.	29,671	535,561
Newmont Goldcorp Corp.	10,672	579,490

		1,115,051

Hotels, Rooming Houses, Camps - 4.33%
Civeo Corp. (2)	31,931	718,128

Oil & Gas Field Machinery & Equipment - 6.89%
Dril-Quip, Inc. (2)	15,398	387,722
Now, Inc. (2)	98,539	753,823

		1,141,545

Oil & Gas Field Services, NEC - 2.50%
FTS International (2)	16,832	414,067

Petroleum Refining- 2.44%
CVR Energy, Inc. (2)	21,792	363,055
Delek US Holdings, Inc. (2)	2,285	41,061

		404,116

Pharma and Specialty Distribution. - 2.98%
Cardinal Health, Inc.	10,000	494,600

Retail- Drug Stores and Proprie - 2.84%
Walgreens Boots Alliance, Inc.	10,000	470,500

Services Advertising Agencies - 3.27%
Omnicom Group, Inc.	7,483	542,218

Services-Educational Services - 0.41%
Perdoceo Education Corp. (2)	6,500	68,640

Services-Business Services, NE - 5.27%
Ebay, Inc.	12,543	873,871

Services - Personal Services - 5.19%
H&R Block, Inc.	34,390	859,750

Wholesale-Drugs Proprietaries - 3.14%
McKesson Corp.	2,613	520,980

Total Common Stock	(Cost $ 9,751,707)	11,339,053

Exchange-Traded Funds (8) - 0.26%

PIMCO 25+ Year Zero Coupon US Treasury Index ETF	300	43,686

Total Registered Investment Companies	(Cost $ 39,901)	43,686

U.S. Government Obligations (7) - 24.17%

U.S. Treasury Strips Principal 0.000%, 02/15/2050 (2)	7,499,000	4,007,151

Total U.S. Government Obligations	(Cost $ 3,847,887)	4,007,151

Money Market Registered Investment Companies - 6.61%

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - 0.01% (5)	1,096,278	1,096,278

Total Money Market Registered Investment Companies	(Cost $ 1,096,278)	1,096,278

Total Investments - 99.45%	(Cost $ 14,738,773)	16,486,168

Other Assets less Liabilities - .55%		90,594

Total Net Assets - 100.00%		16,576,762

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$12,479,017	$-
Level 2 - Other Significant Observable Inputs	4,007,151	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,486,168	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.
(5) Variable rate security; the coupon rate shown represents the yield at September 30, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 2 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.